Schedule of Valuation Allowance (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Deferred tax asset from net operating loss and carry-forwards	$ 9,032,129	$ 9,032,129
Valuation allowance	(9,032,129)	(9,032,129)
Deferred tax asset, net